Offsets	Sep. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ONEOK, Inc./NEW/
Form or Filing Type	S-3
File Number	333-296919
Initial Filing Date	Aug. 04, 2026
Fee Offset Claimed	$ 138,100.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000,000.00
Termination / Withdrawal Statement	The registrant has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $1,000,000,000.00 offered by means of a prospectus supplement dated August 4, 2026 (the "Prior Prospectus Supplement") and the accompanying prospectus dated June 18, 2026 that formed a part of a registration statement on Form S-3 (Registration No. 333-296919). Of those shares of common stock, no shares of common stock have been sold. In connection with the filing of the Prior Prospectus Supplement, the registrant paid a registration fee of $138,100.00, of which the full amount relates to unsold common stock that is available to offset registration fees payable pursuant to this prospectus supplement. The registrant hereby offsets $138,100.00 of registration fees due under this prospectus supplement using the previously paid but unused registration fees associated with the Prior Prospectus Supplement. Accordingly, no filing fee is being paid herewith.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ONEOK, Inc./NEW/
Form or Filing Type	S-3
File Number	333-296919
Filing Date	Aug. 04, 2026
Fee Paid with Fee Offset Source	$ 138,100.00